FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2023
Financial Instruments [Abstract]
Schedule of Changes in Fair Value of Financial Assets
The following table presents the changes in level 3 financial instruments for the for the years ended March 31, 2023 and March 31, 2022:

$
Balance as at March 31, 2021	—
Additions	250
Interest income	21
Change in fair value of investments measured at fair value through profit or loss	(29)
Balance as at March 31, 2022	242
Interest income	18
Change in fair value of investments measured at fair value through profit or loss	(260)
Balance as at March 31, 2023	—

Disclosure of Monetary Assets and Liabilities Currency Risk Fluctuations
At March 31, 2023, the Company had the following balances in monetary assets and monetary liabilities which are subject to fluctuation against CAD:

Denominated in:	US$000’s	GBP 000’s	EUR 000’s
Cash	646	616	762
Accounts payable and accrued liabilities	(162)	(82)	(597)
	484	534	165
Foreign currency rate	1.3533	1.6726	1.4708
Equivalent in Canadian dollars	$655	$893	$243
Impact of 10% change in foreign currency rate	$66	$89	$24
Based on the above net exposures as at March 31, 2023, and assuming that all other variables remain constant, a 10% change of the USD, GBP and EUR, against the CAD would impact net loss by approximately by $179